Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 766.8	$ 673.2
Additions	276.9	214.9
Business combinations	15.4
Disposals	(0.4)	(0.1)
Depreciation	(156.0)	(131.2)
Effect of foreign currency exchange rate changes	2.4	10.0
Carrying amount, Ending balance	905.1	766.8
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	255.4	222.5
Additions	119.4	99.6
Business combinations	0.4
Disposals	(0.1)
Depreciation	(83.2)	(71.0)
Effect of foreign currency exchange rate changes	0.5	4.3
Carrying amount, Ending balance	292.4	255.4
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	273.9	221.7
Additions	127.6	94.2
Business combinations	4.9
Disposals	(0.3)	(0.1)
Depreciation	(57.7)	(46.4)
Effect of foreign currency exchange rate changes	(0.3)	4.5
Carrying amount, Ending balance	348.1	273.9
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	192.0	183.5
Additions	29.1	21.1
Business combinations	9.5
Depreciation	(15.1)	(13.8)
Effect of foreign currency exchange rate changes	1.1	1.2
Carrying amount, Ending balance	216.6	192.0
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	45.5	45.5
Additions	0.8
Business combinations	0.6
Effect of foreign currency exchange rate changes	1.1
Carrying amount, Ending balance	$ 48.0	$ 45.5